FAIR VALUE MEASUREMENTS - Level 3 Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 5,307	$ 0
Additions	4,763	9,688
Changes in fair value	178	560
Settlements	0	0
Ending balance	10,248	10,248
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	22,390	22,080
Additions	0	0
Changes in fair value	(7,750)	(7,435)
Settlements	0	(5)
Ending balance	$ 14,640	$ 14,640